CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total	Ordinary shares [1]	Preference shares		Additional paid-in capital [1]	Retained earnings	Retained earnings Ordinary shares	Cumulative foreign currency translation adjustments:	Unrealized (depreciation)/appreciation on available for sale investments:	Gain on derivatives, net of taxes
Beginning balance at Dec. 31, 2021			$ 100,000	$ 753,500,000	[2]	$ 761,700,000	$ 1,382,500,000		$ (156,000,000.0)	$ 34,600,000	$ (1,600,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) for the year		$ 51,100,000
Dividends								$ (40,000,000.0)
Preference share dividends		44,600,000
Change for the year, net of income taxes		(367,800,000)							(30,900,000)	(367,800,000)
Shares issued	[2]			0
Net change from current period hedged transactions									15,400,000
Ending balance at Dec. 31, 2022		2,358,000,000	100,000	753,500,000	[2]	761,700,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income		(506,300,000)
Net income/(loss) for the year		534,700,000
Dividends								(40,300,000)
Preference share dividends		49,900,000
Change for the year, net of income taxes		105,600,000							14,400,000	105,600,000
Shares issued	[2]			0
Net change from current period hedged transactions									(14,000,000.0)
Ending balance at Dec. 31, 2023		2,908,500,000	100,000	753,500,000	[2]	761,700,000	1,793,500,000		(172,500,000)	(227,600,000)	(200,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income		(400,300,000)
Net income/(loss) for the year		486,100,000
Dividends		(54,948,800)						$ (195,000,000.0)
Preference share dividends		54,900,000
Change for the year, net of income taxes		29,400,000							(14,100,000)	29,400,000
Shares issued	[2]			217,000,000.0
Net change from current period hedged transactions									(5,100,000)
Ending balance at Dec. 31, 2024		3,371,900,000	$ 100,000	$ 970,500,000	[2]	$ 761,700,000	$ 2,029,700,000		$ (186,600,000)	$ (198,200,000)	$ (5,300,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income		$ (390,100,000)

[1]	The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods.
[2]	Preference shares of $1,000.0 million, less issuance costs of $29.5 million (December 31, 2023 and 2022 — $775.0 million and $21.5 million).